Intangible Assets, Goodwill and Other	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, goodwill and other	Intangible assets, goodwill and other
The following table provides the breakdown of the intangible assets, goodwill and other as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Intangible assets		$139	$145
Investments (1)		119	83
Goodwill (Note 3)		70	70
Deferred costs		59	64
Long-term receivables		32	37
Other long-term assets		20	22
Total intangible assets, goodwill and other		$439	$421
(1)As at December 31, 2021, the Company had $59 million (2020 - $56 million) of investments accounted for under the equity method, $32 million of equity investments with readily determinable fair values (2020 - $nil) as determined by the most recent exchange trade price with changes in fair value being recognized within Other income, see Note 6 - Other income and $28 million (2020 - $27 million) of investments for which fair value was not readily determinable accounted for at cost minus impairment, plus or minus observable price changes.